COMMITMENTS AND CONTINGENCIES - Forward Purchase Agreement (Details) - Avista Public Acquisition Corp. II [Member] - USD ($)			3 Months Ended			8 Months Ended	9 Months Ended	11 Months Ended
	Mar. 23, 2022	Aug. 12, 2021	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Aggregate warrants to be purchase pursuant to agreements								3,333,333
Exercise price of warrants								$ 11.5
Aggregate purchase price private placement		$ 230,000,000
Maximum additional aggregate purchase price			$ 100,000,000
Deemed dividend upon modification of the forward purchase agreement			$ 0	$ (225,000)	$ 0	$ 0	$ (225,000)
Aggregate purchase price		$ 12,350,000
Amended and Restated Forward Purchase Agreement
Number of warrants issued	1,666,667
Amended and Restated Forward Purchase Agreement | Sponsor
Aggregate purchase price private placement	$ 15,000,000
Number of warrants issued	1,500,000
Additional aggregate purchase price	$ 86,729,340						$ 100,000,000
Maximum additional aggregate purchase price	100,000,000
Termination fee	12,500,000
Deemed dividend upon modification of the forward purchase agreement	$ 225,000
Sponsor purchased backstop	8,672,934
Shares backstop warrants	1,445,489
Forward Purchase Agreement | Sponsor
Exercise price of warrants			$ 11.5				$ 11.5
Warrant [Member]
Aggregate purchase price private placement								$ 100,000,000
Warrant [Member] | Amended and Restated Forward Purchase Agreement | Sponsor
Number of warrants issued	1,666,667		1,666,667				1,666,667
Additional number of warrants	1,666,667
Warrant [Member] | Forward Purchase Agreement | Sponsor
Aggregate purchase price private placement							$ 100,000,000
Private Placement Warrants | Amended and Restated Forward Purchase Agreement
Aggregate purchase price	$ 15,000,000
Common Class A [Member]
Shares To Be Purchased Pursuant To Agreements								10,000,000
Common Class A [Member] | Forward Purchase Agreement
Aggregate warrants to be purchase pursuant to agreements							3,333,333
Common Class A [Member] | Forward Purchase Agreement | Sponsor
Shares To Be Purchased Pursuant To Agreements							10,000,000
APAC Common stock | Amended and Restated Forward Purchase Agreement | Sponsor
Number of units issued	1,500,000
Additional number of common stock	10,000,000